Trade Accounts Receivable, Net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Jan. 01, 2018 [1]	Jan. 01, 2017
Disclosure Of Trade Accounts Receivable [line items]
Receivables	$ 1,521	$ 1,488	[1]		$ 1,557
Other financial obligations	1,381	855	[1]		$ 1,176	$ 725
Securitization programs [member]
Disclosure Of Trade Accounts Receivable [line items]
Receivables	682	664
Other financial obligations	599	599
Financial expense	$ 25	$ 23		$ 16

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.